Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The SEC has adopted a rule requiring annual disclosure of pay-versus-performance which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation S-K.

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Oﬃcers(2)	Average Compensation Actually Paid to non-PEO Named Executive Oﬃcers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)	Company Adjusted NBT (in millions)(7)
2025	$14,613,718	$10,441,925	$4,636,570	$3,362,921	$88.05	$77.30	$259	$305
2024	$10,574,521	$10,397,043	$3,038,549	$2,837,923(8)	$100.36	$110.39	$265	$335
2023	$10,567,489	$19,019,951	$3,432,237	$5,647,940	$107.17	$118.08	$374	$518
2022	$15,866,718	$14,952,360	$4,173,100	$3,818,733	$76.59	$114.50	$1,138	$1,512
2021	$19,085,967	$16,384,052	$4,444,238	$3,924,886	$105.45	$129.51	$660	$834
(1)
Robert W. Martin served as the Company’s Principal Executive Officer (“PEO”) for the entirety of Fiscal Years 2021, 2022, 2023, and 2024. The Company’s other NEOs for the applicable years were as follows:

•	Fiscal Year 2025 – Colleen Zuhl, Todd Woelfer, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2024 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2023 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
•	Fiscal Year 2022 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
•	Fiscal Year 2021 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Josef Hjelmaker
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO, Mr. Martin; and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEO for the applicable year.

(3)	Amounts reported in this column represent the compensation actually paid, as defined by the SEC, to Mr. Martin as the Company’s PEO in the indicated fiscal years, as calculated in the table below:

PEO	2025	2024	2023	2022	2021
Summary Compensation Table – Total Compensation(a)	$14,613,718	$10,574,521	$10,567,489	$15,866,718	$19,085,967
- Grant Date Fair Value of Stock Awards Awards Granted in Fiscal Year(b)	$7,149,005	$5,657,619	$5,621,179	$7,391,246	$8,648,124
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(c)	$4,974,332	$6,308,962	$11,398,863	$6,057,340	$6,360,666
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year(d)	($1,696,043)	($1,141,663)	$3,077,766	($2,231,755)	$441,414
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	$0	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$105,969	$312,842	($402,988)	$2,651,303	($855,871)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$407,047	$0	$0	$0	$0
= Compensation Actually Paid	$10,441,925	$10,397,043	$19,019,951	$14,952,360	$16,384,052
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Martin during the indicated fiscal year computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Martin’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met for the applicable multi-year cycle.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Martin as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(e)	Represents the aggregate fair value of vesting of stock awards that were granted to Mr. Martin and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Martin that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Martin’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Martin in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown on the table below:

Other NEOs Average(a)	2025	2024	2023	2022	2021
Summary Compensation Table – Total Compensation(b)	$4,636,570	$3,038,549	$3,432,237	$4,173,100	$4,444,238
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$2,281,562	$1,305,140	$1,770,885	$2,031,800	$2,108,683
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$1,522,854	$1,400,029	$3,330,125	$1,506,155	$1,679,617
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year(e)	($447,179)	($211,127)	$755,887	($542,115)	$111,754
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(f)	$0	$92,814	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$22,669	($177,202)	($99,424)	$713,393	($202,040)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$90,431	$0	$0	$0	$0
= Compensation Actually Paid	$3,362,921	$2,837,923	$5,647,940	$3,818,733	$3,924,886

(a)	Please see footnote 1 above for the NEOs included in the average for each indicated fiscal year.
(b)	Represents average Total Compensation as reported in the Summary Compensation Table for the reported NEOs during the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEO’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(f)	Represents the average aggregate fair value of vesting of stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 31, 2020, in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
For 2021 through July 1, 2025, the TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and the Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report. In our calculation for 2025, effective July 1, 2025, the SHYF shares utilized in our calculation were converted to shares of the Aebi Schmidt Group (“AEBI”) which merged with SHYF on July 1, 2025. Shares were converted at the conversion rate applicable to holders of SHYF on that date.

(7)
For Fiscal Year 2025, Company Adjusted NBT continues to be viewed as the core driver of the Company’s performance and stockholder value creation. Company Adjusted NBT is a non-GAAP financial measure. Please see Appendix A for a reconciliation of this non-GAAP financial measure.

(8)
In the Company’s 2024 Proxy Statement, the Average Compensation Actually Paid to non-PEO Named Executive Officers was reported to be $2,955,006 but was incorrectly calculated. The correct number is $2,837,923.

Company Selected Measure Name	Company Adjusted NBT
Named Executive Officers, Footnote [Text Block]
(1)
Robert W. Martin served as the Company’s Principal Executive Officer (“PEO”) for the entirety of Fiscal Years 2021, 2022, 2023, and 2024. The Company’s other NEOs for the applicable years were as follows:

•	Fiscal Year 2025 – Colleen Zuhl, Todd Woelfer, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2024 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2023 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
•	Fiscal Year 2022 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
•	Fiscal Year 2021 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Josef Hjelmaker

Peer Group Issuers, Footnote [Text Block]
(6)
For 2021 through July 1, 2025, the TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and the Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report. In our calculation for 2025, effective July 1, 2025, the SHYF shares utilized in our calculation were converted to shares of the Aebi Schmidt Group (“AEBI”) which merged with SHYF on July 1, 2025. Shares were converted at the conversion rate applicable to holders of SHYF on that date.

Changed Peer Group, Footnote [Text Block]
(6)
For 2021 through July 1, 2025, the TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and the Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report. In our calculation for 2025, effective July 1, 2025, the SHYF shares utilized in our calculation were converted to shares of the Aebi Schmidt Group (“AEBI”) which merged with SHYF on July 1, 2025. Shares were converted at the conversion rate applicable to holders of SHYF on that date.

PEO Total Compensation Amount	$ 14,613,718	$ 10,574,521	$ 10,567,489	$ 15,866,718	$ 19,085,967
PEO Actually Paid Compensation Amount	$ 10,441,925	10,397,043	19,019,951	14,952,360	16,384,052
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Amounts reported in this column represent the compensation actually paid, as defined by the SEC, to Mr. Martin as the Company’s PEO in the indicated fiscal years, as calculated in the table below:

PEO	2025	2024	2023	2022	2021
Summary Compensation Table – Total Compensation(a)	$14,613,718	$10,574,521	$10,567,489	$15,866,718	$19,085,967
- Grant Date Fair Value of Stock Awards Awards Granted in Fiscal Year(b)	$7,149,005	$5,657,619	$5,621,179	$7,391,246	$8,648,124
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(c)	$4,974,332	$6,308,962	$11,398,863	$6,057,340	$6,360,666
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year(d)	($1,696,043)	($1,141,663)	$3,077,766	($2,231,755)	$441,414
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	$0	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$105,969	$312,842	($402,988)	$2,651,303	($855,871)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$407,047	$0	$0	$0	$0
= Compensation Actually Paid	$10,441,925	$10,397,043	$19,019,951	$14,952,360	$16,384,052
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Martin during the indicated fiscal year computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Martin’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met for the applicable multi-year cycle.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Martin as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(e)	Represents the aggregate fair value of vesting of stock awards that were granted to Mr. Martin and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Martin that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Martin’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,636,570	3,038,549	3,432,237	4,173,100	4,444,238
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,362,921	2,837,923	5,647,940	3,818,733	3,924,886
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Martin in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown on the table below:

Other NEOs Average(a)	2025	2024	2023	2022	2021
Summary Compensation Table – Total Compensation(b)	$4,636,570	$3,038,549	$3,432,237	$4,173,100	$4,444,238
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$2,281,562	$1,305,140	$1,770,885	$2,031,800	$2,108,683
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$1,522,854	$1,400,029	$3,330,125	$1,506,155	$1,679,617
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year(e)	($447,179)	($211,127)	$755,887	($542,115)	$111,754
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(f)	$0	$92,814	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$22,669	($177,202)	($99,424)	$713,393	($202,040)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$90,431	$0	$0	$0	$0
= Compensation Actually Paid	$3,362,921	$2,837,923	$5,647,940	$3,818,733	$3,924,886

(a)	Please see footnote 1 above for the NEOs included in the average for each indicated fiscal year.
(b)	Represents average Total Compensation as reported in the Summary Compensation Table for the reported NEOs during the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEO’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(f)	Represents the average aggregate fair value of vesting of stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Total Shareholder Return Vs Peer Group [Text Block]

Tabular List [Table Text Block]
Tabular List of Company Performance Measures

For Fiscal Year 2025, Company Adjusted NBT is identified   as the most important financial performance measure in linking “Compensation Actually Paid” to our performance. Company Adjusted NBT was the only performance measure used in determining MIP in Fiscal Year 2025 and was utilized in determining the RSU portion of our LTI. Per the table below, the other financial measure used in Fiscal Year 2025 in linking “Compensation Actually Paid” to our performance were ROIC and FCF.

Most Important Measures
(1) Company Adjusted NBT
(2) ROIC
(3) FCF
(4) Non-financial ESG target related to employee culture and retention
(5) Non-financial target related to organizational leadership development

Total Shareholder Return Amount	$ 88.05	100.36	107.17	76.59	105.45
Peer Group Total Shareholder Return Amount	77.3	110.39	118.08	114.5	129.51
Net Income	$ 259,000,000	$ 265,000,000	$ 374,000,000	$ 1,138,000,000	$ 660,000,000
Company Selected Measure Amount	305,000,000	335,000,000	518,000,000	1,512,000,000	834,000,000
PEO Name	Robert W. Martin	Robert W. Martin	Robert W. Martin	Robert W. Martin	Robert W. Martin
Previously Reported Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,955,006
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company Adjusted NBT
Non-GAAP Measure Description [Text Block]
(7)
For Fiscal Year 2025, Company Adjusted NBT continues to be viewed as the core driver of the Company’s performance and stockholder value creation. Company Adjusted NBT is a non-GAAP financial measure. Please see Appendix A for a reconciliation of this non-GAAP financial measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	FCF
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-financial ESG target related to employee culture and retention
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-financial target related to organizational leadership development
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,149,005)	(5,657,619)	$ (5,621,179)	$ (7,391,246)	$ (8,648,124)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,974,332	6,308,962	11,398,863	6,057,340	6,360,666
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,696,043)	(1,141,663)	3,077,766	(2,231,755)	441,414
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,969	312,842	(402,988)	2,651,303	(855,871)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(407,047)	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,281,562)	(1,305,140)	(1,770,885)	(2,031,800)	(2,108,683)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,522,854	1,400,029	3,330,125	1,506,155	1,679,617
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(447,179)	(211,127)	755,887	(542,115)	111,754
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	92,814	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,669	(177,202)	(99,424)	713,393	(202,040)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (90,431)	$ 0	$ 0	$ 0	$ 0